EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

12.EARNINGS PER SHARE

The basic earnings per share is calculated by dividing the profit/(loss) attributable to equity shareholders by the weighted average number of shares in issue.

The Group and Company has in issue 18,698,304 warrants and options at 31 December 2022 (2021: 17,688,897).

	2022	2021	2020
Net profit/(loss) for the period attributable to ordinary equity holders from continuing operations (£’000)	(194,321)	30,765	1,442
Weighted average number of ordinary shares in issue (’000)	473,930	397,513	303,436
Basic earnings (loss) per share for continuing operations (pence)	(40.98)	7.7	0.5

Net profit/(loss) for the period attributable to ordinary equity holders for continuing operations (£’000)	(194,321)	30,765	1,442
Diluted number of ordinary shares in issue (’000)	473,930	415,201	344,638
Diluted earnings (loss) per share for continuing operations (pence)	(40.98)	7.4	0.4

The diluted loss per Ordinary Share is calculated by adjusting the weighted average number of Ordinary Shares outstanding to consider the impact of options, warrants and other dilutive securities. As the effect of potential dilutive Ordinary Shares in the current year would be anti-dilutive, they are not included in the above calculation of dilutive earnings per Ordinary Share for 2022.